Leases - Future Undiscounted Cash Flows and the related operating lease liability recognized in our Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 2
2025	1
2026	1
2027 and thereafter	2
Total	6	$ 11
Less discount	(2)	(2)
Operating lease liability	$ 4	$ 9
Operating lease liability, current, statement of financial position [extensible enumeration]	Other current liabilities	Other current liabilities
Current	$ 2	$ 3
Operating lease, liability, noncurrent, statement of financial position [extensible enumeration]	Other non-current liabilities	Other non-current liabilities
Non-current	$ 2	$ 6